Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities

4.  Securities

This table provides the major components of securities available for sale (“AFS”) and held to maturity (“HTM”) at amortized cost and estimated fair value at December 31, 2012 and December 31, 2011:

	December 31, 2012				December 31, 2011
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$2,482	$86	$-	$2,568	$5,274	$102	$-	$5,376
State and political subdivisions	14,690	613	-	15,303	17,031	856	(9)	17,878
Residential mortgage-backed securities	43,984	1,684	(123)	45,545	56,546	1,655	(277)	57,924
Commercial mortgage-backed securities	4,423	42	(2)	4,463	208	2	-	210
Corporate and other securities	21,741	490	(572)	21,659	7,799	5	(427)	7,377
Total securities available for sale	$87,320	$2,915	$(697)	$89,538	$86,858	$2,620	$(713)	$88,765
Held to maturity:
U.S. Government sponsored entities	$5,050	$38	$-	$5,088	$-	$-	$-	$-
State and political subdivisions	2,746	288	-	3,034	2,992	192	-	3,184
Residential mortgage-backed securities	11,048	374	(13)	11,409	13,083	329	(31)	13,381
Commercial mortgage-backed securities	2,671	539	-	3,210	2,696	618	-	3,314
Total securities held to maturity	$21,515	$1,239	$(13)	$22,741	$18,771	$1,139	$(31)	$19,879

This table provides the remaining contractual maturities and yields of securities within the investment portfolios.  The carrying value of securities at December 31, 2012 is distributed by contractual maturity.  Mortgage-backed securities and other securities, which may have principal prepayment provisions, are distributed based on contractual maturity.  Expected maturities will differ materially from contractual maturities as a result of early prepayments and calls.

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$-	-%	$651	1.61%	$8	0.97%	$1,909	2.75%	$2,568	2.46%
State and political subdivisions	-	-	431	2.67	10,530	3.01	4,342	3.57	15,303	3.16
Residential mortgage-backed securities	52	3.39	207	4.34	754	4.42	44,532	2.85	45,545	2.89
Commercial mortgage-backed securities	-	-	-	-	-	-	4,463	2.68	4,463	2.68
Corporate and other securities	-	-	2,346	2.33	5,788	3.60	13,525	2.05	21,659	1.72
Total securities available for sale	$52	3.39%	$3,635	2.36%	$17,080	3.27%	$68,771	2.72%	$89,538	2.63%
Held to maturity at cost:
U.S. Government sponsored entities	$-	-%	$-	-%	$-	-%	$5,050	1.96%	$5,050	1.96%
State and political subdivisions	624	0.75	-	-	-	-	2,122	4.70	2,746	3.80
Residential mortgage-backed securities	40	3.70	762	4.75	965	4.98	9,281	2.38	11,048	2.77
Commercial mortgage-backed securities	-	-	-	-	-	-	2,671	5.40	2,671	5.40
Total securities held to maturity	$664	0.93%	$762	4.75%	$965	4.98%	$19,124	2.95%	$21,515	3.04%

The fair value of securities with unrealized losses by length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
Residential mortgage-backed securities	5	$3,272	$(43)	$1,951	$(80)	$5,223	$(123)
Commercial mortgage-backed securities	4	2,351	(2)	-	-	2,351	(2)
Corporate and other securities	6	2,486	(26)	2,994	(546)	5,480	(572)
Total temporarily impaired securities	15	$8,109	$(71)	$4,945	$(626)	$13,054	$(697)
Held to maturity:
Residential mortgage-backed securities	3	$838	$(2)	$279	$(11)	$1,117	$(13)
Total temporarily impaired securities	3	$838	$(2)	$279	$(11)	$1,117	$(13)

	December 31, 2011
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
State and political subdivisions	2	$424	$(9)	$-	$-	$424	$(9)
Residential mortgage-backed securities	6	4,512	(80)	871	(197)	5,383	(277)
Corporate and other securities	8	5,038	(173)	1,334	(254)	6,372	(427)
Total temporarily impaired securities	16	$9,974	$(262)	$2,205	$(451)	$12,179	$(713)
Held to maturity:
Residential mortgage-backed securities	3	$2,545	$(4)	$542	$(27)	$3,087	$(31)
Total temporarily impaired securities	3	$2,545	$(4)	$542	$(27)	$3,087	$(31)

Unrealized Losses

The unrealized losses in each of the categories presented in the tables above are discussed in the paragraphs that follow:

State and political subdivision securities: The unrealized losses on investments in this type of security were caused by the increase in interest rate spreads.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity, the Company did not consider these investments to be other-than temporarily impaired as of December 31, 2011.  There were no losses on securities in this category at December 31, 2012.

Residential and commercial mortgage-backed securities:  The unrealized losses on investments in mortgage-backed securities were caused by increases in interest rate spreads or faster prepayment speeds.  The majority of contractual cash flows of these securities are guaranteed by Fannie Mae, Ginnie Mae and the Federal Home Loan Mortgage Corporation.  It is expected that the securities would not be settled at a price significantly less than the par value of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2012 or December 31, 2011.

Corporate and other securities: Included in this category are corporate debt securities, Community Reinvestment Act (“CRA”) investments, asset-backed securities, and trust preferred securities.  The unrealized losses on corporate debt securities were due to widening credit spreads and the unrealized losses on CRA investments were caused by decreases in the market prices of the shares.  The Company evaluated the prospects of the issuers and forecasted a recovery period; and as a result determined it did not consider these investments to be other-than-temporarily impaired as of December 31, 2012 or December 31, 2011.  The unrealized losses on asset-backed securities were caused by increases in interest rate spreads.  The majority of contractual cash flows of these securities are guaranteed by Sallie Mae as part of the Federal Family Education Loan ("FFEL") Program.    It is expected that the securities would not be settled at a price significantly less than the par value of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2012 or December 31, 2011.  The unrealized losses on trust preferred securities were caused by an inactive trading market and changes in market credit spreads.  At December 31, 2012 and December 31, 2011, this category consisted of one single-issuer trust preferred security.  The contractual terms do not allow the security to be settled at a price less than the par value.  Because the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, which may be at maturity, the Company did not consider this security to be other-than-temporarily impaired as of December 31, 2012 or December 31, 2011.

Realized Gains and Losses

Gross realized gains and losses on securities for the past two years are detailed in the table below:

	For the years ended December 31,
(In thousands)	2012	2011
Available for sale:
Realized gains	$570	$484
Realized losses	(4)	(63)
Total securities available for sale	566	421
Held to maturity:
Realized gains	7	-
Realized losses	-	(118)
Total securities held to maturity	7	(118)
Net gains on sales of securities	$573	$303

The net realized gains are included in noninterest income in the Consolidated Statements of Income as net security gains.  For 2012 and 2011, gross realized gains on sales of securities amounted to $577 thousand and $484 thousand, respectively, and gross realized losses were $4 thousand and $181 thousand, respectively.

·

The net gains during 2012 are attributed to the sale of ten municipal securities with a total book value of $4.2 million and resulting net gains of $419 thousand, the sale of two mortgage-backed securities with a total book value of $2.0 million and resulting gains of $88 thousand, the sale of one corporate bond with a book value of $1.5 million for a gain of $56 thousand, and the call of one held to maturity municipal security resulting in a gain of $7 thousand.

·

The gross gains during 2011 were primarily attributed to the Company selling approximately $21.2 million in book value of available for sale mortgage-backed securities.  These gains were partially offset by losses on the sale of six available for sale mortgage-backed securities with a total book value of approximately $1.4 million and four held to maturity mortgage-backed securities with a total book value of approximately $2.2 million.  Although designated as held to maturity, these securities were sold due to deterioration in the issuer’s credit worthiness, as evidenced by downgrades in their credit ratings.

Pledged Securities

Securities with a carrying value of $78.4 million and $81.1 million at December 31, 2012 and December 31, 2011, respectively, were pledged to secure Government deposits, secure other borrowings and for other purposes required or permitted by law.  Included in these figures was $25.1 million and $27.7 million pledged against Government deposits at December 31, 2012 and December 31, 2011, respectively.